Basis of Presentation and General Information (Details 1)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Charterer A [Member]
Concentration Risk, Benchmark Description	26.3%	27.6%
Charterer B [Member]
Concentration Risk, Benchmark Description	18.1%	12.3%
Charterer C [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%
Charterer D [Member]
Concentration Risk, Benchmark Description	Less than 10%	Less than 10%